Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(33,732)	$37,298	$51,783
United States	13,317	12,276	12,997
Other	49,410	43,150	39,894

Income before provision for income taxes	$28,995	$92,724	$104,674

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Provision for income taxes:
Current:
Ireland	$351	$4,522	$(3,841)
United States	6,367	(1,915)	9,492
Other	5,518	712	8,077

Total current tax	12,236	3,319	13,728

Deferred expense/(benefit):
Ireland	(3,825)	788	(703)
United States	(1,711)	1,322	(1,672)
Other	(585)	224	(978)

Total deferred tax expense/(benefit)	(6,121)	2,334	(3,353)

Provision for income taxes	6,115	5,653	10,375

Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142

Total	$5,140	$3,506	$11,030

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2010:12.5%; 2011: 12.5%)	$3,625	$11,590	$13,084
Foreign and other income taxed at higher/(reduced) rates	5,373	(4,765)	9,319
Research & development tax incentives	(6,341)	(1,927)	(15,872)
Movement in valuation allowance	4,362	822	4,027
Prior year over provision in respect of foreign taxes	(83)	(285)	(329)
Effects of permanent items	(615)	97	65
Other	(206)	121	81

	$6,115	$5,653	$10,375

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$7,331	$6,645	$6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750

Total deferred tax liabilities recognized	21,581	15,907	14,475

Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)

Deferred tax assets recognized	$24,741	$16,740	$17,551

Net deferred tax asset	$3,160	$833	$3,076

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$8,566	$15,855	$13,643

Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)	-
Increase related to current year tax positions	482	-	2,512
Settlements	-	(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)

Gross amount of unrecognized tax benefits at end of year	$6,543	$8,566	$15,855

Central Laboratory
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2012- 2014	$226	$226
2015- 2019	678	678
2020- 2031	4,034	12,180

	$4,938	$13,084

Clinical Research
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	-	1,235

	$-	$1,235

Oxford Outcomes Limited
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	337	406
2032	489	497

	$826	$903